Cost-reduction actions - Statement of Income Classifications (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Cost-reduction charges and other costs	$ 20.6	$ 9.3	$ 54.9
Services
Restructuring Cost and Reserve [Line Items]
Cost-reduction charges and other costs	8.0	4.9	19.1
Technology
Restructuring Cost and Reserve [Line Items]
Cost-reduction charges and other costs	4.1	0.7	7.6
Selling, general and administrative
Restructuring Cost and Reserve [Line Items]
Cost-reduction charges and other costs	6.0	6.9	24.7
Research and development
Restructuring Cost and Reserve [Line Items]
Cost-reduction charges and other costs	(0.1)	0.5	0.6
Other (expense), net
Restructuring Cost and Reserve [Line Items]
Cost-reduction charges and other costs	$ 2.6	$ (3.7)	$ 2.9